Provisions_Details of provisions for guarantees (Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in provisions for payment guarantee [Abstract]
Beginning balance		₩ 92,486,000,000	₩ 89,761,000,000	₩ 192,924,000,000	[1]
Changes in provisions for payment guarantee [Abstract]
Transfer to 12-month expected credit loss		0	0	0
Transfer to expected credit loss for the entire period		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Provisions used			(27,711,000,000)	(20,429,000,000)
Net provision (reversal) of unused amount		(18,348,000,000)	(4,352,000,000)	(105,985,000,000)
Business Combination		14,501,000,000
Others	[2]	953,000,000	34,788,000,000	23,251,000,000
Ending balance		89,592,000,000	92,486,000,000	89,761,000,000
Stage 1
Reconciliation of changes in provisions for payment guarantee [Abstract]
Beginning balance		50,801,000,000	44,903,000,000	47,132,000,000	[1]
Changes in provisions for payment guarantee [Abstract]
Transfer to 12-month expected credit loss		81,000,000	13,568,000,000	92,000,000
Transfer to expected credit loss for the entire period		(396,000,000)	(317,000,000)	(237,000,000)
Transfer to credit-impaired financial assets		(12,000,000)	(30,000,000)	(38,000,000)
Provisions used			(27,711,000,000)	(20,429,000,000)
Net provision (reversal) of unused amount		(1,124,000,000)	(14,400,000,000)	(4,866,000,000)
Business Combination		14,501,000,000
Others	[2]	953,000,000	34,788,000,000	23,249,000,000
Ending balance		64,804,000,000	50,801,000,000	44,903,000,000
Stage 2
Reconciliation of changes in provisions for payment guarantee [Abstract]
Beginning balance		26,303,000,000	33,760,000,000	18,281,000,000	[1]
Changes in provisions for payment guarantee [Abstract]
Transfer to 12-month expected credit loss		(60,000,000)	(13,568,000,000)	(92,000,000)
Transfer to expected credit loss for the entire period		1,639,000,000	532,000,000	91,008,000,000
Transfer to credit-impaired financial assets		(13,000,000)	(32,000,000)	(29,000,000)
Provisions used			0	0
Net provision (reversal) of unused amount		(11,124,000,000)	5,611,000,000	(75,410,000,000)
Business Combination		0
Others	[2]	0	0	2,000,000
Ending balance		16,745,000,000	26,303,000,000	33,760,000,000
Stage 3
Reconciliation of changes in provisions for payment guarantee [Abstract]
Beginning balance		15,382,000,000	11,098,000,000	127,511,000,000	[1]
Changes in provisions for payment guarantee [Abstract]
Transfer to 12-month expected credit loss		(21,000,000)	0	0
Transfer to expected credit loss for the entire period		(1,243,000,000)	(215,000,000)	(90,771,000,000)
Transfer to credit-impaired financial assets		25,000,000	62,000,000	67,000,000
Provisions used			0	0
Net provision (reversal) of unused amount		(6,100,000,000)	4,437,000,000	(25,709,000,000)
Business Combination		0
Others	[2]	0	0	0
Ending balance		₩ 8,043,000,000	₩ 15,382,000,000	₩ 11,098,000,000

[1]	The beginning balance was restated in accordance with IFRS 9.
[2]	Others have occurred as a result of new financial guarantee contract valued at initial fair value.